Description of the Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan participant contributions description	The Plan is a defined contribution plan covering all full-time employees of the Bank who have completed 1,000 hours of service for the Plan year and are age 21 or older.
Employee benefit plan years of service in fully vesting of employee contribution	6 years
Employee benefit plans vesting percentage greater than two years and fully vested upon completing six years of service	20.00%
Employee benefit plans vesting percentage participants terminating due to normal retirement, death, or disability	100.00%
Employee benefit plans vesting percentage participants completed six years of service	100.00%
Terminated participants accounts balance	$ 26,624,816	$ 30,762,093
Terminated participants accounts vested balance	$ 26,496,136	$ 30,636,462
Annual safe harbor matching contributions of first three percentage of the participant's contributions	100.00%
Annual safe harbor matching contributions of next two percentage of the participant's contributions	50.00%
EBP, forfeited nonvested account, reallocated to participant	$ 97,866
EBP, note receivable from participant, account, minimum borrowing, amount	2,500
EBP, note receivable from participant, account, maximum borrowing, amount	$ 50,000
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan years of service in vesting of employee contribution	2 years